Document and Entity Information		6 Months Ended
	Aug. 02, 2021	Jun. 30, 2021
Document Type	8-K
Document Period End Date	Aug. 02, 2021
Entity File Number	001-38003
Entity Registrant Name	RAMACO RESOURCES, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-4018838
Entity Address, Address Line One	250 West Main Street, Suite 1800
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	859
Local Phone Number	244-7455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	METC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001687187
Amendment Flag	false
9.00% Senior Notes due 2026
Title of 12(b) Security		9.00% Senior Notes due 2026
Trading Symbol		METCL
Security Exchange Name		NASDAQ